NET INCOME/(LOSS) PER SHARE (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
NET INCOME/(LOSS) PER SHARE [Abstract]
Net income/(loss) attributable to eLong, Inc.	$ (43,345,776)	(268,943,201)	(167,730,074)	471,278
Denominator for basic net income/(loss) per share:
Weighted average number of shares outstanding	70,917,592	70,917,592	69,454,746	68,833,132
Dilutive effect of share options				478,827
Dilutive effect of performance units				130,579
Dilutive effect of warrants				42
Weighted average shares outstanding used in computing diluted net (loss) income per share	70,917,592	70,917,592	69,454,746	69,442,580
Denominator for diluted net income/(loss) per share:
Basic net income/(loss) per share	$ (0.61)	(3.79)	(2.41)	0.01
Diluted net income/(loss) per share	$ (0.61)	(3.79)	(2.41)	0.01